Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000013057 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013057 | B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013057 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000013057 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000013057 | A
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000013057 | AA
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000013057 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000013057 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.40%
C000013057 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013057 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013057 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013057 | Hospital
Holdings [Line Items]
Percent of Total Investments	7.40%
C000013057 | Housing
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013057 | Education
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013057 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	15.30%
C000013057 | Transportation
Holdings [Line Items]
Percent of Total Investments	16.00%
C000013057 | General Obligations
Holdings [Line Items]
Percent of Total Investments	19.00%
C000013059 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013059 | B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013059 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000013059 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000013059 | A
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000013059 | AA
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000013059 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000013059 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.40%
C000013059 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013059 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013059 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.60%
C000013059 | Hospital
Holdings [Line Items]
Percent of Total Investments	7.40%
C000013059 | Housing
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013059 | Education
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013059 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	15.30%
C000013059 | Transportation
Holdings [Line Items]
Percent of Total Investments	16.00%
C000013059 | General Obligations
Holdings [Line Items]
Percent of Total Investments	19.00%
C000091012 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091012 | B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000091012 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000091012 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000091012 | A
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000091012 | AA
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000091012 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000091012 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.40%
C000091012 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000091012 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.50%
C000091012 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.60%
C000091012 | Hospital
Holdings [Line Items]
Percent of Total Investments	7.40%
C000091012 | Housing
Holdings [Line Items]
Percent of Total Investments	8.50%
C000091012 | Education
Holdings [Line Items]
Percent of Total Investments	9.00%
C000091012 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	15.30%
C000091012 | Transportation
Holdings [Line Items]
Percent of Total Investments	16.00%
C000091012 | General Obligations
Holdings [Line Items]
Percent of Total Investments	19.00%
C000013049 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000013049 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013049 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000013049 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000013049 | A
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000013049 | AA
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000013049 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000013049 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013049 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	9.20%
C000013049 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013049 | Hospital
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013049 | Housing
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013049 | Education
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013049 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013049 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013049 | General Obligations
Holdings [Line Items]
Percent of Total Investments	19.00%
C000013049 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013049 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013049 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	6.50%
C000013051 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000013051 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013051 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000013051 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000013051 | A
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000013051 | AA
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000013051 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000013051 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.20%
C000013051 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	9.20%
C000013051 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013051 | Hospital
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013051 | Housing
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013051 | Education
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013051 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013051 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013051 | General Obligations
Holdings [Line Items]
Percent of Total Investments	19.00%
C000013051 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.40%
C000013051 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013051 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	6.50%
C000091010 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091010 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091010 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000091010 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000091010 | A
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000091010 | AA
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000091010 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000091010 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.20%
C000091010 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	9.20%
C000091010 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.10%
C000091010 | Hospital
Holdings [Line Items]
Percent of Total Investments	7.50%
C000091010 | Housing
Holdings [Line Items]
Percent of Total Investments	11.40%
C000091010 | Education
Holdings [Line Items]
Percent of Total Investments	7.80%
C000091010 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	7.90%
C000091010 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.40%
C000091010 | General Obligations
Holdings [Line Items]
Percent of Total Investments	19.00%
C000091010 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.40%
C000091010 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000091010 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	6.50%
C000013046 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000013046 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013046 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013046 | A
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000013046 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000013046 | AAA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000013046 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013046 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013046 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.50%
C000013046 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013046 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.00%
C000013046 | Housing
Holdings [Line Items]
Percent of Total Investments	6.40%
C000013046 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013046 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.60%
C000013046 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.10%
C000013046 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.50%
C000225142 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225142 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225142 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225142 | A
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000225142 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000225142 | AAA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000225142 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000225142 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225142 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.50%
C000225142 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225142 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.00%
C000225142 | Housing
Holdings [Line Items]
Percent of Total Investments	6.40%
C000225142 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.00%
C000225142 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225142 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.10%
C000225142 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.50%
C000091009 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000091009 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000091009 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000091009 | A
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000091009 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000091009 | AAA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000091009 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000091009 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.60%
C000091009 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.50%
C000091009 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.30%
C000091009 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.00%
C000091009 | Housing
Holdings [Line Items]
Percent of Total Investments	6.40%
C000091009 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.00%
C000091009 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.60%
C000091009 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.10%
C000091009 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013052 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013052 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013052 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000013052 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000013052 | A
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000013052 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000013052 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000013052 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013052 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013052 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013052 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.60%
C000013052 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.20%
C000013052 | Housing
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013052 | Education
Holdings [Line Items]
Percent of Total Investments	5.80%
C000013052 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013052 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.90%
C000013052 | General Obligations
Holdings [Line Items]
Percent of Total Investments	15.10%
C000013052 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013054 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013054 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013054 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000013054 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000013054 | A
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000013054 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000013054 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000013054 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013054 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013054 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013054 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.60%
C000013054 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.20%
C000013054 | Housing
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013054 | Education
Holdings [Line Items]
Percent of Total Investments	5.80%
C000013054 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013054 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.90%
C000013054 | General Obligations
Holdings [Line Items]
Percent of Total Investments	15.10%
C000013054 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.90%
C000081647 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081647 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081647 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081647 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081647 | A
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000081647 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000081647 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000081647 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081647 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000081647 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	6.20%
C000081647 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.60%
C000081647 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.20%
C000081647 | Housing
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081647 | Education
Holdings [Line Items]
Percent of Total Investments	5.80%
C000081647 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081647 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.90%
C000081647 | General Obligations
Holdings [Line Items]
Percent of Total Investments	15.10%
C000081647 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.90%